SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended		6 Months Ended
	Jul. 16, 2025 ILS (₪)	Jul. 09, 2025 CAD ($)	Jul. 09, 2025 USD ($)	Jul. 31, 2025 CAD ($) Shares $ / shares shares	Jul. 31, 2025 USD ($) Shares $ / shares	Jun. 30, 2025 USD ($) shares	Sep. 04, 2025 USD ($)	Jul. 16, 2025 USD ($)	Jul. 06, 2025	Dec. 31, 2024 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares						4,044,812				3,085,452
L.i.a. Pure Capital Ltd [Member] | Loan Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing repayment term						The Loan bears an annual interest at a rate of 8% plus VAT and is repayable in full, including accrued interest, by June 30, 2026. In the event of non-repayment by June 30, 2026, default interest at a rate of 15% per annum plus VAT on the unpaid balance will apply. The Loan is secured by a pledge over 100% of the issued and outstanding shares of IMC Holdings, with the pledged shares held directly by the Company. The pledge was registered on July 7, 2025.
Underwritten offering [Member] | Loan Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Other commitments | $						$ 3,000
Other commitments term						The Company further committed to making its best efforts to raise at least US$3,000 thousand within 60 days of signing the Loan Agreement through an underwritten offering with the Underwriter. If the Company raises US$4,000 thousand or more, the Lender will not be obligated to provide the Second Loan Tranche. If the Company raises US$5,000 thousand or more, the Lender may exercise an acceleration right, requiring the Company to repay the entire outstanding loan within 45 business days of receipt of a written notice.
Subsequent Event [Member] | L.i.a. Pure Capital Ltd [Member] | Loan Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan bearing interest rate									8.00%
Loan bearing default interest rate									15.00%
Percentage of collateral pledged for borrowings									100.00%
Subsequent Event [Member] | L.i.a. Pure Capital Ltd [Member] | Loan Agreement [Member] | First Loan Tranche [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from loan		$ 1,364	$ 1,000
Subsequent Event [Member] | L.i.a. Pure Capital Ltd [Member] | Loan Agreement [Member] | Second loan tranche [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of loans expected to received | $							$ 1,000
Subsequent Event [Member] | Private placement offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares				2,050,000
Proceeds from issuing shares				$ 5,623	$ 4,100
Par value per share				$ 2.74
Subsequent Event [Member] | Private placement offering [Member] | Warrant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants issued per common share					$ 3.43
Subsequent Event [Member] | Private placement offering [Member] | Pre Funded Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants issued per common share					$ 0.00001
Subsequent Event [Member] | Pure Equity Ltd [Member] | Consulting Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued for common shares | Shares				140,000	140,000
Exercise price of warrants issued per common share					$ 2.5
Amount of one time cash payment | $				$ 260
Subsequent Event [Member] | Non Financial Institution [Member] | Loan Agreement [Member] | Rosen High Way Ltd. (“Rosen High Way”) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan granted	₪ 500							$ 202
Loan bearing interest rate	17.00%							17.00%
Loan maturity	12 months from the signing date of the loan agreement